Regulatory Matters - Summary of Additional Significant Riders Associated with Various Virginia Power Projects (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Rider BW
Public Utilities General Disclosures [Line Items]
Approval Date	July 2019
Virginia Electric and Power Company | Rider BW
Public Utilities General Disclosures [Line Items]
Application Date	2018-10
Rate Year Beginning	2019-09
Total Revenue Requirement (millions)	$ 119
Increase (decrease) in revenue requirement	$ 3
Virginia Electric and Power Company | Rider US-2
Public Utilities General Disclosures [Line Items]
Application Date	2018-10
Approval Date	July 2019
Rate Year Beginning	2019-09
Total Revenue Requirement (millions)	$ 15
Increase (decrease) in revenue requirement	$ 2
Virginia Electric and Power Company | Rider S
Public Utilities General Disclosures [Line Items]
Application Date	2019-05
Approval Date	Pending
Rate Year Beginning	2020-04
Total Revenue Requirement (millions)	$ 206
Increase (decrease) in revenue requirement	$ (9)
Virginia Electric and Power Company | Rider GV
Public Utilities General Disclosures [Line Items]
Application Date	2019-05
Approval Date	Pending
Rate Year Beginning	2020-04
Total Revenue Requirement (millions)	$ 137
Increase (decrease) in revenue requirement	$ 17
Virginia Electric and Power Company | Rider W
Public Utilities General Disclosures [Line Items]
Application Date	2019-05
Approval Date	Pending
Rate Year Beginning	2020-04
Total Revenue Requirement (millions)	$ 113
Increase (decrease) in revenue requirement	$ 8
Virginia Electric and Power Company | Rider R
Public Utilities General Disclosures [Line Items]
Application Date	2019-05
Approval Date	Pending
Rate Year Beginning	2020-04
Total Revenue Requirement (millions)	$ 49
Increase (decrease) in revenue requirement	$ (8)
Virginia Electric and Power Company | Rider B
Public Utilities General Disclosures [Line Items]
Application Date	2019-05
Approval Date	Pending
Rate Year Beginning	2020-04
Total Revenue Requirement (millions)	$ 32
Increase (decrease) in revenue requirement	$ (6)
Virginia Electric and Power Company | Rider US-3
Public Utilities General Disclosures [Line Items]
Application Date	2019-07
Approval Date	Pending
Rate Year Beginning	2020-06
Total Revenue Requirement (millions)	$ 31
Increase (decrease) in revenue requirement	$ 21